Management's Plans as to Continuing as a Going Concern (Details) (USD $) In Millions, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012 item	Dec. 31, 2011
Management's Plans as to Continuing as a Going Concern
Draw down under secured credit facility		$ 30.0
Cash payment to be received as consideration from sale of equity interest in TCD		27.0
Contingent consideration to be received in future from sale of equity interest in TCD		3.0
Number of shares issued, excluding underwriter over-allotment	10,000,000
Stock Price (in dollars per share)	$ 5.00
Shares of common stock sold upon exercise of full amount of over-allotment option by the underwriters	449,250
Proceeds from issuance of common stock	52.3
Net cash proceeds from sale of common stock	47.6
Financing costs	$ 4.7
Number of late-stage epilepsy product candidates for which the company will likely revise its commercial plans	2